Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2012
Financial Assets and Liabilities

The Company’s financial assets and financial liabilities are as follow:

	As at June 30, 2012	As at June 30, 2011

Cash	$5,013	$3,712
Foreign currency exchange contracts	—	1,616

	$5,013	$5,328

Accounts receivable	$35,481	$30,789

Accounts payable	$963	$1,819
Other accrued liabilities	33,195	20,545
Class B Series Two and Three share liability	7,487	5,900
Long-term debt (including portion due within one year)	215,992	197,424
Conversion right on 6.25% Convertible Debentures	2,080	1,099
Foreign currency exchange contracts	164	—
Other long term liabilities	10,872	9,701

	$270,753	$236,488

Fair Values of Financial Assets and Liabilities Measured on Recurring Basis

The fair values of the Company’s financial assets and liabilities measured on a recurring basis were categorized as follows:

As at June 30, 2012
	Level 1	Level 2	Level 3	Total

Foreign currency exchange contracts	$—	$(164)	$—	$(164)
Class B Series Two and Three common share liability	—	7,487	—	7,487
Conversion right on 6.25% Convertible Debentures	—	—	2,080	2,080

	$—	$7,323	$2,080	$9,403

As at June 30, 2011
	Level 1	Level 2	Level 3	Total

Foreign currency exchange contracts	$—	$1,616	$—	$1,616
Class B Series Two and Three common share liability	—	5,900	—	5,900
Conversion right on 6.25% Convertible Debentures	—	—	1,099	1,099

	$—	$7,516	$1,099	$8,615

Outstanding Contracts Relating to Dividend and Interest Payments

At June 30, 2012, the Company had the following outstanding contracts relating to dividend and interest payments:

Contract Dates	Number of Contracts	US$ to be delivered (in millions)	Cdn$ to be received (in millions)	Cdn$ per US$ (weighted average)

July 2012-June 2013	12	14.5	14.7	1.0139
July 2013-September 2013	3	3.7	3.7	1.0035

	15	18.2	18.4